Discontinued Operations - Additional Information (Details) $ in Millions			12 Months Ended
	Aug. 24, 2018 CNY (¥)	Aug. 16, 2018 USD ($) entity	Dec. 31, 2018 CNY (¥)
DISCONTINUED OPERATIONS
Special cash dividend | ¥	¥ 946,600,000		¥ 946,613,862
ATA Online and its direct shareholding companies, ATA Learning and Zhongxiao Zhixing | Discontinued operation, disposal by sale | Entities Affiliated With Funds Managed By CDH Investments
DISCONTINUED OPERATIONS
Equity interest transferred (in percent)		17.50%
Equity interest transferred to number of entities | entity		2
Consideration of disposal		$ 35.0
ATA Online and its direct shareholding companies, ATA Learning and Zhongxiao Zhixing | Discontinued operation, disposal by sale | Holding Companies Controlled By Certain Managements
DISCONTINUED OPERATIONS
Equity interest transferred (in percent)		16.50%
Equity interest transferred to number of entities | entity		3
Consideration of disposal		$ 33.0
ATA Online and its direct shareholding companies, ATA Learning and Zhongxiao Zhixing | Discontinued operation, disposal by sale | the LHHY entity
DISCONTINUED OPERATIONS
Equity interest transferred (in percent)		15.00%
Consideration of disposal		$ 30.0
ATA Online and its direct shareholding companies, ATA Learning and Zhongxiao Zhixing | Discontinued operation, disposal by sale | New Beauty Holding Limited
DISCONTINUED OPERATIONS
Equity interest transferred (in percent)		51.00%
Consideration of disposal		$ 102.0